Fair Value of Financial Instruments - Measured on Nonrecurring Basis (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value Measurements
Cash and cash equivalents	$ 71,931		$ 86,569
Senior Notes	(378,049)		(314,650)
Capital lease obligations	(22,360)		(23,759)
Long-term debt	(459)		(528)
Level I
Fair Value Measurements
Cash and cash equivalents	71,931		86,569
Senior Notes	(378,049)		(314,650)
Level II
Fair Value Measurements
Capital lease obligations	(22,360)	[1]	(23,759)	[1]
Long-term debt	$ (459)	[1]	$ (528)	[1]

[1]	The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.